1801 California Street, Suite 5200

Denver, CO 80202

May 6, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the "Registrant")
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph

(j)of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and Statement of Additional Information, each dated May 1, 2020, for Transamerica Stock Index, a separate series of the Registrant, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 283) (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2020 via EDGAR (Accession Number 0001683863-20-006977).

Please direct any comments or questions concerning this filing to the undersigned at 720-493-4249.

Very truly yours,

/s/ Rhonda A. Mills

Rhonda A. Mills

Assistant General Counsel

Transamerica Asset Management, Inc.